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M3Sixty Small Cap Growth Fund
SUMMARY OF M3SIXTY SMALL CAP GROWTH FUND
Investment Objective.
The investment objective of the M3Sixty Small Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation over a complete market cycle.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	M3Sixty Small Cap Growth Fund M3Sixty Small Cap Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	M3Sixty Small Cap Growth Fund M3Sixty Small Cap Growth Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Shareholder Services Fee	0.15%
Other Expenses	0.71%	[1]
Total Annual Fund Operating Expenses	1.66%
Fee Waiver and/or Expense Reimbursement	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%
[1]	The Fund has estimated these expenses for the first fiscal year.
[2]	M3Sixty Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through June 30, 2024, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Services Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.20% of the average daily net assets of the Fund. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund's Adviser.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through June 30, 2024. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
M3Sixty Small Cap Growth Fund | M3Sixty Small Cap Growth Fund | USD ($)	137	493

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and will report its portfolio turnover after its first fiscal year end.

Principal Investment Strategy of the Fund.

The Fund’s adviser, M3Sixty Capital, LLC (the “Adviser”), delegates the daily management of the Fund’s assets to Bridge City Capital, LLC (the “Sub-Adviser”). The Adviser is responsible for the overall management of the Fund and overseeing the Fund’s sub-adviser. Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. The Fund defines small capitalization companies as issuers whose market capitalization is within the same market capitalization range as companies listed in the Russell 2000® Growth Index, which is subject to change over time. As of December 31, 2022, the market capitalization of the companies in the Russell 2000® Growth Index ranged from $3.892 million to $8.050 billion.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, real estate investment trusts (“REITs”), sponsored and unsponsored depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and U.S. dollar denominated foreign stocks traded on U.S. exchanges. The Fund will invest primarily in U.S. common stocks that the Sub-Adviser believes to have clear indicators of future potential for earnings growth, or that demonstrate other potential for growth of capital. The Fund may also invest in initial public offerings (“IPOs”) in these types of securities.

In selecting companies for the Fund’s portfolio, the Sub-Adviser uses a bottom-up approach to select what it believes are quality companies with proven track records, strong financial characteristics, and above average growth prospects at attractive valuations that lead to strong relative returns over a complete market cycle. The Sub-Adviser may sell or reduce its position in a security for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, which may include, but are not limited to, when the security: (i) position exceeds the Sub-Adviser’s internal position limit of 3% of the Fund’s market value; (ii) exceeds the Sub-Adviser’s internal market capitalization limit; or (iii) is no longer considered appropriate for the Fund based on a change in financial condition, management team, or other factor that either reduces the security’s overall score within the Sub-Adviser’s research and screening process or the Sub-Adviser’s conviction in the holding.

Principal Risks of Investing in the Fund.
Performance.

The Fund has recently commenced operations and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Updated performance information will be available at no cost by calling (877) 244-6235 or by visiting its website at www.m3sixtyfunds.com.

M3Sixty Small Cap Growth Fund | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks, including the possible loss of some or all the principal amount invested.
M3Sixty Small Cap Growth Fund | Equity Risk [Member]

●	Equity Risk. The value of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment generally. The value of a company’s common stock may fall because of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stock may be subject to liquidity risks. Securities such as bonds, notes, debentures, or preferred stock may be convertible into common stock and have valuations that tend to vary with fluctuations in the market value of the underlying stock. Preferred stock and convertible stock may change in value based on changes in interest rates.

M3Sixty Small Cap Growth Fund | Small Capitalization Company Risk [Member]

●	Small Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings or other adverse developments.

M3Sixty Small Cap Growth Fund | Growth Company Risk [Member]

●	Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

M3Sixty Small Cap Growth Fund | New Fund Risk [Member]

●	New Fund Risk. The Fund is a new fund and, as a result, carries specific risks inherent in unestablished mutual funds, including the risk that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long-term. In addition, new funds may not benefit from the same economies of scale, experience, or name recognition that larger, older funds might.

M3Sixty Small Cap Growth Fund | Issuer Risk [Member]

●	Issuer Risk. The value of a security may decline or fail to reach the anticipated growth potential for a number of reasons related to the issue, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

M3Sixty Small Cap Growth Fund | Management Risk [Member]

●	Management Risk. The investment techniques and risk analyses applied by the Adviser may not produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

M3Sixty Small Cap Growth Fund | Foreign Investing Risk [Member]

●	Foreign Investing Risk. The Fund may trade in non-U.S. companies that are traded on a U.S. exchange. Non-U.S. investments are subject to additional risk not associated with U.S. investments. Such risks may include currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of the issuer, lack of uniform accounting, auditing and financial reporting standards, increased price volatility, less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies, and delays in settlement in some foreign markets.

M3Sixty Small Cap Growth Fund | Depositary Receipts Risk [Member]

●	Depositary Receipts Risk. Depositary receipts are negotiable instruments issued by a bank to represent the publicly traded securities of a foreign company and are traded on U.S. exchanges. Investments in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

M3Sixty Small Cap Growth Fund | Initial Public Offering Risk [Member]

●	Initial Public Offering Risk. Securities offered in IPOs may be limited in the number of shares available for trading, making them less liquid and more difficult to buy or sell at favorable prices. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility.

M3Sixty Small Cap Growth Fund | REITs Risk [Member]

●	REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs also subject it to management and tax risks.